Contingent Liabilities and Commitments (Details Narrative) ₪ in Thousands, $ in Thousands		12 Months Ended
	May 29, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)
Loss Contingencies [Line Items]
Line of credit				$ 11,000	₪ 40,485
Aggregate amount of damages claimed	$ 2,100
Vehicle leases [Member]
Loss Contingencies [Line Items]
Litigation settlement expense		$ 23,000	₪ 83,520
Incubators Program [Member]
Loss Contingencies [Line Items]
Royalty payable		376
Interest payable		$ 50
Incubators Program [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Percentage of royalty		3.50%	3.50%
Incubators Program [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Percentage of royalty		3.00%	3.00%
Incubators Program [Member] | Shareholders [Member]
Loss Contingencies [Line Items]
Percentage of finance		40.00%	40.00%
Incubators Program [Member] | Israel Innovation Authority [Member]
Loss Contingencies [Line Items]
Percentage of finance		60.00%	60.00%